Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities
Net income (loss) for the year	$ 5,886	$ (1,649)
Adjustments for:
Deferred tax expense	51	547
Foreign exchange on cash	38	25
Write-off of deferred royalty acquisitions	0	19
Share-based compensation	1,992	2,140
Impairment charges	764	0
Interest and finance charges	844	315
Amortization	185	184
Depletion on royalties and depreciation-like charges	6,539	3,133
Revaluation of streams and other interests	(6,127)	0
Cash Flows From Used In Operating Activities Gross	10,172	4,714
Changes in non-cash working capital:
Accounts receivable	61	590
Prepaid expenses	(118)	(25)
Accounts payable and accrued liabilities	1,199	(202)
Income taxes payable	(577)	382
Net cash flows from operating activities	10,737	5,459
Cash flows used in investing activities
Acquisition of royalties	(17,742)	(3,693)
Acquisition of streams and other interests - financial assets	(56,064)	0
Restricted cash	0	537
Net cash flows used in investing activities	(73,806)	(3,156)
Cash flows from (used in) financing activities
Share issuance	63,251	0
Share issue costs	(3,873)	(24)
Credit facility drawdowns	16,700	0
Credit facility repayments	(10,000)	0
Transaction costs related to credit facility	(458)	(503)
Payments of interest on credit facility	(483)	(68)
Dividends paid	(2,707)	(2,272)
Net cash flows from (used in) financing activities	62,430	(2,867)
Decrease in cash	(631)	(564)
Impact of foreign exchange on cash	(38)	(25)
Cash, beginning of the year	8,754	9,343
Cash, end of the year	$ 8,085	$ 8,754